Convertible Promissory Notes	12 Months Ended
Dec. 31, 2024
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Short-Term Debt [Line Items]
Convertible promissory notes
Note
10-Convertible
promissory notes
On various dates beginning on December 11, 2023 through September 18, 2024, the Company completed a private placement in which the Company issued Convertible Promissory Notes (the “Notes”) with various entities at various amounts for an aggregate of $31,253,000. The Notes bear interest at a rate of twenty percent (20%) per annum and were scheduled to mature on the second anniversary of the issuance date. In addition, the investors in the private placement also received common stock purchase warrants (the “2024 Warrants”) in the event they subscribe to purchase Notes in the aggregate principal amount of more than $4.0 million or more, with such number of 2024 Warrants being equal to 50% of the aggregate principal amount of the Note purchased divided by $3.80. The 2024 Warrants related to these Notes have an exercise price of $5.70 per share and expire three years from the date of issuance. On October 18, 2024, under automatic conversion features upon the occurrence of a reverse public merger transaction, the convertible notes payable converted to common stock and the derivative liability was reclassified to additional paid-in
capital.
Conversion feature under reverse public merger transaction
Under a reverse public merger transaction, the Notes convert at the sum of (a) the outstanding principal balance and unpaid accrued interest at the time of the transaction, plus (b) a Make-Whole Amount premium, defined in the Notes as additional interest to be incurred until the next period end date as defined in the Notes, divided by a conversion price equal to $3.80. Upon closing of the merger on October 18, 2024, the Notes were converted into shares of common stock.
The Company evaluated the terms of the Notes for embedded conversion features in accordance with ASC
815-15-25
and determined that the conversion features meet the definition of an embedded derivative liability that is required to be bifurcated from the host instrument and measured at fair value, with subsequent changes in fair value recognized in the consolidated statement of operations. Management used a scenario-based analysis to estimate the fair value of the bifurcated embedded derivative liability at issuance of the Notes. The Company recognized debt discount of $2,539,227 upon issuance of the notes. See note 5 on the fair value of the derivative liability.

Warrants issued in connection with convertible notes
The 2024 Warrants were identified as freestanding financial instruments and determined to be indexed to the Company’s own stock. Further, the 2024 Warrants were not precluded from being classified within equity. As such, the proceeds received upon issuing the Notes were first allocated to the fair value of the bifurcated embedded derivative with the remainder allocated to the debt host instrument and 2024 Warrants (within additional paid in capital) on a relative fair value basis. Subsequent fair value measurement is not required as long as the instrument continues to be classified in equity. The Company determined that the fair value of the 2024 Warrants in connection with Notes issued amounted to $6,520,056 and recognized as a debt discount with an offset to additional paid in capital.
Convertible notes and debt discount
Convertible notes issued (including accrued interest) outstanding, and converted are as follows:

Convertible notes payable
Balance as of January 1, 2023	$—
Issuance of convertible notes payable	2,685,000
Interest expense	13,564

Balance as of December 31, 2023	$2,698,564

Issuance of convertible notes payable	28,568,000
Interest expense	2,859,878
Converted to common stock	(34,126,442)

Balance as of December 31, 2024	$—

Debt discount related to the convertible notes are as follows:

Debt discount
Balance as of January 1, 2023	$—
Debt issue costs	(242,530)
Debt discount associated with make-whole features recognized	(137,000)
Amortized to interest expense	5,124

Balance as of December 31, 2023	$(374,406)

Debt issue costs	(1,218,525)
Debt discount associated with make-whole features recognized	(2,402,228)
Debt discount associated with warrants recognized	(6,520,058)
Amortized to interest expense	1,278,424
Reclassified to additional paid-in capital upon conversion of convertible notes payable	9,236,793

Balance as of December 31, 2024	$—